UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):
	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Arbor Capital Management, LLC
Address:	One Financial Plaza
		120 S. Sixth St., Ste. 1000
		Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	7/1/2000
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	$1,357,116,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106    21407   536857 SH       SOLE                   462226             74631
ADVANCE PARADIGM INC           COM              007491103    16474   803600 SH       SOLE                   691000            112600
ADVANTAGE LEARNING SYS INC     COM              00757K100     7600   494300 SH       SOLE                   423300             71000
ADVENT SOFTWARE                COM              007974108    59753   926400 SH       SOLE                   796400            130000
AFFILIATED MANAGERS GROUP      COM              008252108    28096   617500 SH       SOLE                   531100             86400
ALBANY MOLECULAR RESEARCH      COM              012423109    17866   328200 SH       SOLE                   282700             45500
AMERICREDIT CORP               COM              03060R101    19526  1148600 SH       SOLE                   988200            160400
ARTHROCARE CORP                COM              043136100     6699   125800 SH       SOLE                   108200             17600
ASPECT MEDICAL SYSTEMS INC     COM              045235108     8178   302900 SH       SOLE                   260691             42209
ATS MEDICAL INC                COM              002083103    10504   718200 SH       SOLE                   614700            103500
AWARE INC/MASS                 COM              05453N100    24479   478800 SH       SOLE                   410800             68000
BUCA INC.                      COM              117769109    12986   831100 SH       SOLE                   715300            115800
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    46070   930700 SH       SOLE                   800900            129800
CABOT MICROELECTRONICS CORP    COM              12709P103    10033   219300 SH       SOLE                   189000             30300
CAMINUS CORP                   COM              133766105    14886   607600 SH       SOLE                   522100             85500
CARRIER ACCESS CORP            COM              144460102    22126   418450 SH       SOLE                   360400             58050
CHOICEPOINT INC                COM              170388102    27950   628100 SH       SOLE                   541000             87100
CLOSURE MEDICAL CORP           COM              189093107     5312   230950 SH       SOLE                   197700             33250
COMARCO INC.                   COM              200080109    10575   325400 SH       SOLE                   280400             45000
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    28369   473800 SH       SOLE                   405900             67900
CORSAIR COMM INC               COM              220406102    32723  1138200 SH       SOLE                   979800            158400
CSG SYSTEMS INTL INC           COM              126349109    46627   831700 SH       SOLE                   715400            116300
ELANTEC SEMICONDUCTOR INC      COM              284155108    16856   242100 SH       SOLE                   208400             33700
EXPEDITORS INTL WASH           COM              302130109    27635   581800 SH       SOLE                   500900             80900
EXPRESS SCRIPTS INC            COM              302182100    30423   489700 SH       SOLE                   421800             67900
FACTORY 2-U STORES             COM              303072102    12868   340300 SH       SOLE                   293000             47300
FACTSET RESH SYS INC           COM              303075105    55138  1951800 SH       SOLE                  1680200            271600
FARGO ELECTRONICS              COM              30744P102      525   147400 SH       SOLE                   126541             20859
FORRESTER RESEARCH INC         COM              346563109    11293   155100 SH       SOLE                   133400             21700
FORWARD AIR CORP               COM              349853101    25160   629000 SH       SOLE                   541500             87500
GETTY IMAGES INC               COM              374276103    31151   840500 SH       SOLE                   722600            117900
HOTEL RESERVATIONS INC         COM              441451101    21628   727000 SH       SOLE                   624300            102700
ICU MEDICAL INC                COM              44930G107     6356   235400 SH       SOLE                   202100             33300
ILLUMINET HOLDINGS INC         COM              452334105    19190   377200 SH       SOLE                   324100             53100
IMMERSION CORP                 COM              452521107    20049   668300 SH       SOLE                   575500             92800
INET TECHNOLOGIES INC          COM              45662V105    37762   696080 SH       SOLE                   599080             97000
INSIGHT ENTERPRISES INC        COM              45765U103    28980   488600 SH       SOLE                   421100             67500
INTERCEPT GROUP INC            COM              45845L107    15293   899600 SH       SOLE                   774100            125500
INTRANET SOLUTIONS             COM              460939309    36264   945000 SH       SOLE                   814500            130500
KENSEY NASH CORP               COM              490057106     8352   750700 SH       SOLE                   644000            106700
KRISPY KREME DOUGHNUTS INC     COM              501014104     9489   129100 SH       SOLE                   110900             18200
LABRANCHE & CO                 COM              505447102    17556  1221300 SH       SOLE                  1051600            169700
LIGHTBRIDGE INC                COM              532226107    11520   482500 SH       SOLE                   415300             67200
MACROVISION CORP               COM              555904101    39670   620600 SH       SOLE                   534100             86500
MEMBERWORKS INC                COM              586002107    19879   591200 SH       SOLE                   508400             82800
MICREL INC                     COM              594793101    32178   740800 SH       SOLE                   638700            102100
MINIMED INC COM                COM              60365K108    30102   255100 SH       SOLE                   219600             35500
MOLECULAR DEVICES CORP         COM              60851C107    11354   164100 SH       SOLE                   141700             22400
MULTEX.COM INC                 COM              625367107    32222  1279300 SH       SOLE                  1099700            179600
NETCREATIONS CORP              COM              64110N102    19475   425100 SH       SOLE                   365800             59300
ON ASSIGNMENT INC              COM              682159108    22582   740400 SH       SOLE                   637300            103100
OPTIMAL ROBOTICS CORP          COM              68388R208    23796   620100 SH       SOLE                   534900             85200
ORATEC INTERVENTIONS INC       COM              68554M108     6869   205800 SH       SOLE                   177200             28600
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    19900   623100 SH       SOLE                   534600             88500
PEGASUS SYSTEMS INC            COM              705906105     1419   130450 SH       SOLE                   112150             18300
PEREGRINE SYSTEMS INC.         COM              71366Q101     8394   242000 SH       SOLE                   209100             32900
QUICKLOGIC CORP                COM              74837P108    27439  1233200 SH       SOLE                  1059624            173576
RENAL CARE GROUP               COM              759930100    28600  1169600 SH       SOLE                  1005500            164100
SERENA SOFTWARE INC            COM              817492101    22176   488400 SH       SOLE                   420700             67700
SURMODICS INC                  COM              868873100    15863   610100 SH       SOLE                   525300             84800
TRANSWITCH CORP                COM              894065101    13052   169100 SH       SOLE                   145325             23775
TRUETIME INC                   COM              897868105      879   299300 SH       SOLE                   257200             42100
VISUAL NETWORKS INC            COM              928444108    13600   477200 SH       SOLE                   411300             65900
YANKEE CANDLE                  COM              984757104    16640   769500 SH       SOLE                   662400            107100
ZOLL MEDICAL CORP              COM              989922109    29297   597900 SH       SOLE                   514700             83200